Description of Business - Additional Information (Details) $ / shares in Units, $ in Thousands					9 Months Ended		12 Months Ended
	Oct. 26, 2020 USD ($)	Apr. 17, 2020	Mar. 23, 2020 $ / shares	Jan. 22, 2018	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Nov. 22, 2019 $ / shares
Date of incorporation					Mar. 13, 2014		Mar. 13, 2014
Class A common stock, par value | $ / shares					$ 0.001		$ 0.001	$ 0.001
Reverse stock split				1-for-5
Reverse stock split, conversion ratio				5
Cash					$ 2,680		$ 5,459	$ 25,583
Operating loss					(11,384)	$ (18,371)	(23,996)	(26,675)
Net loss					11,595	4,450	9,781	28,623
Accumulated deficit					116,368		104,773	94,992
Total operating revenue					470	$ 1,344	$ 1,496	$ 478
Net proceeds received from private placement					$ 3,244
Number of consecutive business days			30 days
Common stock per share compliance regain period		180 days
Common stock per share | $ / shares									$ 0.35
Minimum [Member]
Common stock per share | $ / shares			$ 1.00
Subsequent Event [Member]
Net proceeds received from private placement	$ 3,200